Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	97 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000228389
Average Annual Return [Line Items]
Average Annual Return, Percent	36.77%		(6.82%)
C000228388
Average Annual Return [Line Items]
Average Annual Return, Percent	36.53%		(6.89%)
C000186039
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%			(2.12%)			5.07%
C000186038
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%			(2.20%)			4.98%
C000078427
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%			(1.69%)			5.57%
C000186033
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%			(1.68%)			5.58%
C000186032
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%			(1.75%)			5.50%
C000018471
Average Annual Return [Line Items]
Average Annual Return, Percent	40.71%			2.65%			9.76%
C000157005
Average Annual Return [Line Items]
Average Annual Return, Percent	40.81%			2.72%			9.83%
C000157006
Average Annual Return [Line Items]
Average Annual Return, Percent	40.85%			2.75%			9.87%
C000018472
Average Annual Return [Line Items]
Average Annual Return, Percent	40.92%			2.80%			9.92%
C000186027
Average Annual Return [Line Items]
Average Annual Return, Percent	40.69%			2.65%			9.75%
C000186026
Average Annual Return [Line Items]
Average Annual Return, Percent	40.60%			2.56%			9.66%
C000233007
Average Annual Return [Line Items]
Average Annual Return, Percent	43.26%	9.01%
C000233008
Average Annual Return [Line Items]
Average Annual Return, Percent	43.26%	9.01%
C000078432
Average Annual Return [Line Items]
Average Annual Return, Percent	17.46%			3.53%			10.64%
C000078433
Average Annual Return [Line Items]
Average Annual Return, Percent	17.47%			3.53%			10.65%
C000186034
Average Annual Return [Line Items]
Average Annual Return, Percent	17.50%			3.53%			10.64%
C000186035
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%			3.42%			10.56%
C000034445
Average Annual Return [Line Items]
Average Annual Return, Percent	19.58%			1.11%			7.67%
C000034446
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%			1.18%			7.74%
C000078438
Average Annual Return [Line Items]
Average Annual Return, Percent	19.70%			1.21%			7.76%
C000116266
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%			1.26%			7.83%
C000186029
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%			1.10%			7.67%
C000186028
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%			1.02%			7.59%
C000193787
Average Annual Return [Line Items]
Average Annual Return, Percent	16.69%			(0.63%)	11.66%
C000193786
Average Annual Return [Line Items]
Average Annual Return, Percent	16.56%			(0.74%)	11.52%
C000034448
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%			(3.00%)			8.93%
C000034449
Average Annual Return [Line Items]
Average Annual Return, Percent	16.53%			(3.07%)			8.89%
C000078439
Average Annual Return [Line Items]
Average Annual Return, Percent	17.39%			(2.90%)			9.04%
C000116267
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%			(2.85%)			9.10%
C000186031
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%			(3.00%)			8.93%
C000186030
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%			(3.08%)			8.85%
C000144091
Average Annual Return [Line Items]
Average Annual Return, Percent	16.38%			1.91%			15.77%
C000144092
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%			1.91%			15.77%
C000186041
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%			1.91%			15.77%
C000186040
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%			1.82%			15.67%
C000186037
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%			(2.18%)		15.95%
C000186036
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%			(2.27%)		15.86%
C000118798
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%			(1.13%)			6.31%
C000118799
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%			(1.06%)			6.39%